Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	€ 11,518	€ 11,062	€ 9,133
Cost of sales	(7,060)	(6,772)	(5,584)
Gross profit	4,458	4,290	3,549
Selling and distribution expenses	(2,178)	(2,124)	(1,615)
Administrative expenses	(980)	(906)	(1,083)
Operating profit	1,300	1,260	851
Finance income	47	48	31
Finance costs	(140)	(148)	(154)
Total finance costs, net	(93)	(100)	(123)
Non-operating items	(2)	(1)	(9)
Profit before taxes	1,205	1,159	719
Taxes	(296)	(471)	(170)
Profit after taxes	€ 909	€ 688	€ 549
Basic earnings per share (in EUR per share)	€ 1.88	€ 1.42	€ 1.45
Diluted earnings per share (in EUR per share)	€ 1.86	€ 1.41	€ 1.42